INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current taxes	$ 21,623	$ 16,758	$ 7,891
Deferred tax benefit	(734)	(1,525)	(2,758)
Taxes in respect of previous years	(611)	(794)	1,476
Taxes on income	$ 20,278	$ 14,439	$ 6,609